DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 2) (USD $)		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended
	Oct. 14, 2011	Jun. 30, 2012 Foreign Exchange Contract [Member] Financial Expenses Net [Member]	Jun. 30, 2011 Foreign Exchange Contract [Member] Financial Expenses Net [Member]	Jun. 30, 2012 Foreign Exchange Contract [Member] Financial Expenses Net [Member]	Jun. 30, 2011 Foreign Exchange Contract [Member] Financial Expenses Net [Member]	Jun. 30, 2012 Swap [Member] Financial Expenses Net [Member]	Jun. 30, 2011 Swap [Member] Financial Expenses Net [Member]	Jun. 30, 2012 Swap [Member] Financial Expenses Net [Member]	Sep. 30, 2011 Swap [Member] Financial Expenses Net [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts		$ 19,000,000	$ 71,000,000	$ 5,000,000	$ 121,000,000	$ 5,000,000	$ 5,000,000	$ 10,000,000	$ 10,000,000
Purchase price in US dollars	$ 6,500,000,000